Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
NOTE 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The principal accounting policies applied in the preparation of these consolidated and combined financial statements are set out below. These policies have been consistently applied to all the years presented, unless otherwise stated.
(a) Basis of Presentation and Consolidation: The accompanying consolidated and combined financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The combined financial statements for the periods prior to the November 18, 2014-IPO reflect the combined financial position, results of operations and cash flows of the four vessel-owning subsidiaries of Navios Acquisition (collectively, the “Combined Entity”) that owned the vessels prior to the IPO as each vessel-owing subsidiary was under the common control of Navios Acquisition . These combined financial statements have been presented using the historical carrying costs of such vessel-owning subsidiaries for all periods presented prior to the IPO, as each vessel-owning subsidiary was under the common control of Navios Acquisition.
The combined financial statements prior to the IPO included the assets, liabilities, revenues, expenses and cash flows directly attributable to the vessel-owning legal entities, except for the loans, interest expense, deferred financing fees and the related amortization, which were allocated to the Combined Entity on the following basis:

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Loans and related interest expense: The vessels included in the combined financial statements were financed through Ship Mortgaged Notes issued by Navios Acquisition. See Note 9: Leases. The Combined Entity's vessels were used as collateral for such Ship Mortgaged Notes. For the purposes of the combined financial statements, the Ship Mortgaged Notes and related interest expense and loss on extinguishment of 2017 Notes were allocated to the mortgaged vessels with reference to their relative fair value at the issuance of the relevant notes.

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Deferred financing fees and related amortization: As noted above, the Ship Mortgaged Notes were allocated to the mortgaged vessels with reference to their relative fair value at the issuance of the relevant notes. For the purposes of the combined financial statements, the deferred financing fees and the related amortization expense were allocated to the mortgaged vessels with reference to their relative fair value at the issuance of the relevant notes.

Parent Net Investment of the Combined Entity represented the sum of the underlying invested equity in the vessel-owning entities and did not represent shares in a single standalone business. Transactions and intercompany balances with Navios Holdings and its affiliates for periods prior to the IPO were presented as due to/from related parties in the combined financial statements and as owner's net investment, respectively.
The consolidated financial statements for periods after the IPO are referred to as those of the Navios Midstream and include the accounts of all of the entities comprising the Company.

The Company consists of the consolidation of the following entities:

		Country of incorporation	Statement of Operations
Company name	Vessel name		2016	2015	2014
Navios Maritime Midstream Operating LLC	N/A	Marshall Islands	1/1—12/31	1/1—12/31	11/18—12/31
Navios Maritime Midstream Partners L.P.	N/A	Marshall Islands	1/1—12/31	1/1—12/31	11/18—12/31
Navios Maritime Midstream Finance (US) Inc.	N/A	Delaware	1/1—12/31	6/4—12/31	—
Shinyo Kannika Limited	Shinyo Kannika	Hong Kong	1/1—12/31	1/1—12/31	1/1—12/31
Shinyo Ocean Limited	Shinyo Ocean	Hong Kong	1/1—12/31	1/1—12/31	1/1—12/31
Shinyo Saowalak Limited	Shinyo Saowalak	British Virgin Is.	1/1—12/31	1/1—12/31	1/1—12/31
Shinyo Kieran Limited	Shinyo Kieran	British Virgin Is.	1/1—12/31	1/1—12/31	1/1—12/31
Shinyo Dream Limited	C. Dream	Hong Kong	1/1—12/31	6/18—12/31	—
Sikinos Shipping Corporation	Nave Celeste	Marshall Islands	1/1—12/31	6/18—12/31	—

All significant inter-company balances and transactions have been eliminated in the consolidated and combined financial statements.
The Company also consolidates entities that are determined to be variable interest entities as defined in the accounting guidance, if it determines that it is the primary beneficiary. A variable interest entity is defined as a legal entity where either (a) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity's residual risks and rewards, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity's activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights.
Based on internal forecasts and projections that take into account reasonably possible changes in our trading performance, management believes that the Company has adequate financial resources to continue in operation and meet its financial commitments, including but not limited to capital expenditures and debt service obligations, for a period of at least twelve months from the date of issuance of these consolidated financial statements. Accordingly, the Company continues to adopt the going concern basis in preparing its financial statements.
The Company / Combined Entity had no items of other comprehensive income in any period.
(b) Use of estimates: The preparation of consolidated and combined financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. On an on-going basis, management evaluates the estimates and judgments, including those related to future drydock dates, the selection of useful lives and residual values for tangible assets and vessels' fair value upon initial recognition, expected future cash flows from long-lived assets to support impairment tests, provisions necessary for accounts receivable, and provisions for legal disputes and contingencies. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates under different assumptions and/or conditions.
(c) Cash and Cash equivalents: Cash and cash equivalents consist of deposits held on call with banks, with original maturities of three months or less.
(d) Accounts Receivable, net: The amount shown as accounts receivable, net at each balance sheet date includes receivables from charterers for hire, freight and demurrage billings, net of a provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. No provision for doubtful accounts was required for any of the periods presented.
(e) Vessels, net: Vessels are stated at historical cost, which consists of the contract price, delivery and acquisition expenses and capitalized interest costs while under construction. Vessels acquired in a business combination are recorded at fair value. The vessels that were acquired from Navios Acquisition in connection with the Company's IPO were recorded at the historical carrying values as a transaction under common control. Vessels acquired in an asset acquisition are measured at cost (including transaction costs). Subsequent expenditures for major improvements and upgrading are capitalized, provided they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Expenditures for routine maintenance and repairs are expensed as incurred.
Depreciation is computed using the straight line method over the useful life of the vessels, after considering the estimated residual value. Management estimates the residual values of our tanker vessels based on a scrap value cost of steel times the weight of the ship noted in lightweight ton (LWT). Residual values are periodically reviewed and revised to recognize changes in conditions, new regulations or other reasons. Revisions of residual values affect the depreciable amount of the vessels and affects depreciation expense in the period of the revision and future periods. The management after considering current market trends for scrap rates and 10-year average historical scrap rates of the residual values of the Company's vessels, estimates scrap value at a rate of $360 per LWT. Management estimates the useful life of our vessels to be 25 years from the vessel's original construction. However, when regulations place limitations over the ability of a vessel to trade on a worldwide basis, its useful life is re-estimated to end at the date such regulations become effective.
(f) Impairment of long-lived Asset Group: Vessels, other fixed assets and other long lived assets held and used by the Company are reviewed periodically for potential impairment whenever events or changes in circumstances indicate that the carrying amount of a particular asset may not be fully recoverable. The Company's management evaluates the carrying amounts and periods over which long-lived assets are depreciated to determine if events or changes in circumstances have occurred that would require modification to their carrying values or useful lives. In evaluating useful lives and carrying values of long-lived assets, certain indicators of potential impairment are reviewed such as undiscounted projected operating cash flows, vessel sales and purchases, business plans and overall market conditions.
Undiscounted projected net operating cash flows are determined for each asset group and compared to the vessel carrying value, the unamortized portion of deferred drydock and special survey costs related to the vessel and the related carrying value of the intangible with respect to the time charter agreement attached to that vessel. Within the shipping industry, vessels are often bought and sold with a charter attached. The value of the charter may be favorable or unfavorable when comparing the charter rate to then current market rates. The loss recognized either on impairment (or on disposition) will reflect the excess of carrying value over the fair value (selling price) for the vessel individual asset group.
During the fourth quarter of fiscal 2016, management concluded that, although market rates were at healthy levels during the year, however, events occurred and circumstances had changed, over previous years, which indicated the potential impairment of Navios Midstream's long-lived assets may exist. These indicators included continued volatility in the charter market and the related impact of the tanker sector has on management's expectation for future revenues. As a result, an impairment assessment of long-lived assets or identified asset groups was performed.
The Company determined undiscounted projected net operating cash flows for each vessel and compared it to the vessel's carrying value together with the carrying value of deferred drydock and special survey costs related to the vessel and the carrying value of the related intangible. The significant factors and assumptions used in the undiscounted projected net operating cash flow analysis included: determining the projected net operating cash flows by considering the charter revenues from existing time charters for the fixed fleet days (Company's remaining charter agreement rates) and an estimated daily time charter equivalent for the unfixed days (based on the 10-year average historical one year time charter rates) over the remaining economic life of each vessel, net of brokerage and address commissions, excluding days of scheduled off-hires, management fees fixed until December 2018 and thereafter assuming an annual increase of 3.0% and utilization rate of 99.7% based on the fleets historical performance.
The assessment concluded that step two of the impairment analysis was not required and no impairment of vessels and related intangible assets existed as of December 31, 2016, as the undiscounted projected net operating cash flows exceeded the carrying value.
In the event that impairment would occur, the fair value of the related asset would be determined and a charge would be recorded to operations calculated by comparing the asset's carrying value to its fair value. Fair value is estimated by management with the assistance of independent third-party valuations performed on an individual vessel basis. Although management believes the underlying assumptions supporting this assessment are reasonable, if charter rate trends and the length of the current market downturn vary significantly from our forecasts, management may be required to perform step two of the impairment analysis in the future that could expose the Company to material impairment charges in the future.
No impairment loss was recognized for any of the periods presented.
(g) Deferred Finance Costs: Deferred finance costs include fees, commissions and legal expenses associated with obtaining or modifying loan facilities. The Company historically presented deferred debt issuance costs, or fees related to directly issuing debt, as long-term assets on the consolidated balance sheets. In April 2015, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-03— Interest—Imputation of Interest to simplify the presentation of debt issuance costs. The new guidance simplifies financial reporting by eliminating the different presentation requirements for debt issuance costs and debt discounts or premiums. Presenting debt issuance costs as assets is inconsistent with FASB Concepts Statement No. 6, Elements of Financial Statements, which states that debt issuance costs cannot be assets because they provide no future economic benefit. Current guidance also conflicts with IFRS, which requires transaction costs, including third-party costs and creditor fees, to be deducted from the carrying value of the financial liability and not recorded as a separate asset. The Company adopted the new guidance effective for the financial statements for the fiscal year ended December 31, 2015 and interim period within that fiscal year and thus presents deferred finance costs, net of accumulated amortization, as a reduction of long term debt.
The Company amortizes these costs over the life of the related debt using the effective interest rate method, and are included in interest expense. For the purpose of these consolidated financial statements, for the period prior to the IPO such amortization has been allocated to the Company based on the relative fair value of the vessels. For the period subsequent to the IPO, these costs are amortized over the life of the related facility using the effective interest rate method. Amortization and write off of deferred finance cost for each of the years ended December 31, 2016, 2015 and 2014 were $1,407, $2,676 and $712, respectively.
(h) Intangibles assets: The Company's intangible assets consist of favorable lease terms. When intangible assets (or liabilities) associated with the acquisition of a vessel are identified, they are recorded at fair value. Fair value is determined by reference to market data and the discounted amount of expected future cash flows. Where charter rates are higher than market charter rates, an asset is recorded, being the difference between the acquired charter rate and the market charter rate for an equivalent vessel. Where charter rates are less than market charter rates, a liability is recorded, being the difference between the assumed charter rate and the market charter rate for an equivalent vessel. The determination of the fair value of acquired assets and assumed liabilities requires management to make significant assumptions and estimates of many variables including market charter rates, expected future charter rates, the level of utilization of its vessels and its weighted average cost of capital. The use of different assumptions could result in a material change in the fair value of these items, which could have a material impact on the Company's financial position and results of operations.
The amortizable value of favorable leases is amortized over the remaining life of the lease term and the amortization expense is included in the statement of operations in the depreciation and amortization line item.
The amortizable value of favorable leases would be considered impaired if their fair market values could not be recovered from the future undiscounted cash flows associated with the asset.
Management, after considering various indicators performed impairment tests on asset groups which included intangible assets as described in paragraph (f) above. No impairment loss was recognized for any of the periods presented.
(i) Deferred Drydock and Special Survey Costs: The Company's vessels are subject to regularly scheduled drydocking and special surveys which are carried out every 30 or 60 months to coincide with the renewal of the related certificates issued by the classification societies, unless a further extension is obtained in rare cases and under certain conditions. The costs of drydocking and special surveys is deferred and amortized over the above periods or to the next drydocking or special survey date if such has been determined. Unamortized drydocking or special survey costs of vessels sold are written-off to the consolidated statement of operations in the year the vessel is sold.
Costs capitalized as part of the drydocking or special survey consist principally of the actual costs incurred at the yard, spare parts, paints, lubricants and services incurred solely during the drydocking or special survey period. For each of the years ended December 31, 2016, 2015 and 2014, the amortization expense was $3,093, $1,602 and $1,283, respectively. Accumulated amortization as of December 31, 2016 and 2015 amounted to $2,740 and $5,427, respectively.

(j) Foreign currency translation: The Company's functional and reporting currency is the U.S. dollar. The Company engages in worldwide commerce with a variety of entities. Although its operations may expose it to certain levels of foreign currency risk, its transactions are predominantly U.S. dollar denominated. Additionally, the Company transacted a nominal amount of its operations in Euros; however, all of the Company's primary cash flows are U.S. dollar-denominated. Transactions in currencies other than the functional currency are translated at the exchange rate in effect at the date of each transaction. Differences in exchange rates during the period between the date a transaction denominated in a foreign currency is consummated and the date on which it is either settled or translated, are recognized in the statement of operations.
(k) Provisions: The Company, in the ordinary course of its business, is subject to various claims, suits and complaints. Management, in consultation with internal and external advisors, will provide for a contingent loss in the financial statements if the contingency had been incurred at the date of the financial statements and the amount of the loss was probable and can be reasonably estimated. If the Company has determined that the reasonable estimate of the loss is a range and there is no best estimate within the range, the Company will provide the lower amount of the range. The Company, through the Management Agreement with the Manager, participates in Protection and Indemnity (P&I) insurance coverage plans provided by mutual insurance societies known as P&I clubs. Services such as the ones described above are provided by the Manager under the Management Agreement and included as part of the daily fee of $9.5 per owned VLCC vessel (see Note 10).
(l) Segment Reporting: The Company reports financial information and evaluates its operations by charter revenues and not by the length of ship employment for its customers. The Company does not use discrete financial information to evaluate operating results for each type of charter. Management does not identify expenses, profitability or other financial information by charter type. As a result, management reviews operating results solely by revenue per day and operating results of the fleet and thus the Company has determined that it operates under one reportable segment.
(m) Insurance claims: Insurance claims at each balance sheet date consist of claims submitted and/or claims in the process of compilation or submission (claims pending against vessels' insurance underwriters). They are recorded on the accrual basis and represent the claimable expenses, net of applicable deductibles, incurred through December 31 of each reported period, which are expected to be recovered from insurance companies. Any remaining costs to complete the claims are included in accrued liabilities. The classification of insurance claims into current and non-current assets is based on management's expectations as to their collection dates.
(n) Revenue and Expense Recognition:
Revenue Recognition: Revenue is recorded when (i) services are rendered, (ii) the Company has signed charter agreement or other evidence of an arrangement, (iii) the price is fixed or determinable and (iv) collection is reasonably assured. Revenue is generated from the time charter of vessels.
Revenues from time chartering of vessels are accounted for as operating leases and are thus recognized on a straight-line basis as the average revenue over the rental periods of such charter agreements, as service is performed. A time charter involves placing a vessel at the charterers' disposal for a period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Under time charters, operating costs such as for crews, maintenance and insurance are typically paid by the owner of the vessel.
Profit-sharing revenues are calculated at an agreed percentage of the excess of the charterer's average daily income (calculated on a quarterly, half-yearly or annually basis) over an agreed amount and accounted for on an accrual basis based on provisional amounts and for those contracts that provisional accruals cannot be made due to the nature of the profit share elements, these are accounted for or when such revenue becomes determinable.
Revenues are recorded net of address commissions. Address commissions represent a discount provided directly to the charterers based on a fixed percentage of the agreed upon charter. Since address commissions represent a discount (sales incentive) on services rendered by the Company and no identifiable benefit is received in exchange for the consideration provided to the charterer, these commissions are presented as a reduction of revenue.
Time Charter Expenses: Time charter expenses mostly comprise of brokerage commissions and are expensed over the period of the time charter.
Direct Vessel Expense: Direct vessel expenses comprise of the amortization of drydock and special survey costs of certain vessels of our fleet.
Management fees:
Prior to IPO: Pursuant to a management agreement dated May 28, 2010, as amended on May 4, 2012, the Manager, provided for five years from the inception of the agreement, commercial and technical management services to the Company's vessels for a daily fee through May 28, 2014. This daily fee covered all of the vessels' operating expenses, other than certain fees and costs. Drydocking expenses were reimbursed at cost for VLCC vessels.
In May 2014, the duration of that management agreement was extended, until May 2020 and the daily rate was reduced by 5% to $9.5 per VLCC vessel for two additional years through May 2016.
Navios Midstream: On November 18, 2014, the Company entered into a Management Agreement with the Manager pursuant to which the Manager provides commercial and technical management services to Navios Midstream's vessels for a daily fee of $9.5 per VLCC tanker vessel that has been fixed for the first two years.

In October 2016, Navios Midstream amended its existing Management Agreement with the Manager, a wholly-owned subsidiary of Navios Holdings, to extend the fixed fee period for commercial and technical management services of its fleet, until December 31, 2018 at the current rate of $9.5 per day per VLCC. Dry docking expenses are reimbursed at cost for all vessels.

General and administrative expenses:

Prior to IPO: Pursuant to an administrative services agreement dated May 28, 2010, the Manager provided for five years from the inception of the agreement certain administrative management services which include: bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other services. The Manager was reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. In May 2014, the duration of that administrative services agreement was extended until May 2020 pursuant to its terms.
Navios Midstream: On November 18, 2014, Navios Midstream entered into a new Administrative Services Agreement with the Manager, expiring on November 18, 2019, pursuant to which the Manager provides certain administrative management services to Navios Midstream which include: bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other services. The Manager is reimbursed for reasonable costs and expenses.
Deferred Revenue: Deferred revenue primarily relates to cash received from charterers prior to it being earned. These amounts are recognized as revenue over the charter period.

(o) Financial Instruments: Financial instruments carried on the balance sheet include trade receivables and payables, other receivables and other liabilities and long-term debt. The particular recognition methods applicable to each class of financial instrument are disclosed in the applicable significant policy description of each item, or included below as applicable.
Financial risk management: The Company's activities expose it to a variety of financial risks including fluctuations in future freight rates, time charter hire rates, and fuel prices, credit and interest rate risk. Risk management is carried out under policies approved by executive management. Guidelines are established for overall risk management, as well as specific areas of operations.
Credit risk: The Company closely monitors its exposure to customers and counterparties for credit risk. The Company has entered into the Management Agreement with the Manager, pursuant to which the Manager agreed to provide commercial and technical management services to the Company. When negotiating on behalf of the Company various employment contracts, the Manager has policies in place to ensure that it trades with customers and counterparties with an appropriate credit history.
For the year ended December 31, 2016, the Company's customers representing 10% or more of total revenue were Dalian Ocean Shipping Co. and Formosa Petrochemical Corporation, and SK Shipping Company Limited which accounted for 70.6%, 15.7% and 13.7%, respectively. For the year ended December 31, 2015, the Company's customers representing 10% or more of total revenue were Dalian Ocean Shipping Co. and Formosa Petrochemical Corporation, which accounted for 75.6% and 18.3%, respectively. For the year ended December 31, 2014, the Company's customers representing 10% or more of total revenue were Dalian Ocean Shipping Co. and Formosa Petrochemical Corporation, which accounted for 77.9% and 22.1%, respectively.
Foreign exchange risk: Foreign currency transactions are translated into the measurement currency rates prevailing at the dates of transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statement of operations.
Recent Accounting Pronouncements
In August 2016, the FASB issued Accounting Standards Update No. 2016-15, “Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments” (“ASU 2016-15”). This Update addresses eight specific cash flow issues with the objective of reducing the existing diversity in practice. The amendments are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted for all entities. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements.
In February 2016, the FASB issued Accounting Standards Update No. 2016-02, “Leases (Topic 842)” (“ASU 2016-02”). ASU 2016-02 will apply to both types of leases — capital (or finance) leases and operating leases. According to the new Accounting Standard, lessees will be required to recognize assets and liabilities on the balance sheet for the rights and obligations created by all leases with terms of more than 12 months. ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application is permitted. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements and footnotes disclosures.
In May 2014, the FASB issued ASU 2014-09 “Revenue from Contracts with Customers” clarifying the method used to determine the timing and requirements for revenue recognition on the statements of income. Under the new standard, an entity must identify the performance obligations in a contract, the transaction price and allocate the price to specific performance obligations to recognize the revenue when the obligation is completed. The amendments in this update also require disclosure of sufficient information to allow users to understand the nature, amount, timing and uncertainty of revenue and cash flow arising from contracts. The new accounting guidance was originally effective for interim and annual periods beginning after December 15, 2016. On July 9, 2015, the FASB finalized a one-year deferral of the effective date for the new revenue standard. The standard will be effective for public entities for annual reporting periods beginning after December 15, 2017 and interim periods therein. The adoption of the new standard is not expected to have a material impact on the Company's results of operations, financial position or cash flows.